INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of reconciliation of the effective tax rate
The reconciliation of the effective tax rate is as follows:

	2021	2020	2019
	$	$	$
Loss before income taxes	(43,325,320)	(97,351,667)	(3,067,332)
Combined statutory income tax rate in Canada	26.50%	26.50%	26.60%
Expected income tax recovery	(11,481,210)	(25,798,192)	(815,910)
Non-deductible share-based employee remuneration	18,836,477	17,290,969	378,232
Change in fair value of share warrant obligations	(22,735,914)	4,464,840	—
Non-deductible accretion expense	538,444	1,359,632	763,670
Change in unrecognized deferred tax assets	13,867,662	2,755,878	(492,129)
Impact of US tax rate applicable to the subsidiary	223,297	25,754	34,128
Non-deductible expenses	818,490	43,810	135,707
Other	(67,246)	(142,691)	302
	—	—	4,000

Disclosure of components of deferred income tax assets and liabilities
The components of deferred income tax assets and (liabilities) are as follows:

	December 31, 2021	December 31, 2020
	$	$
Property, plant and equipment	(472,000)	(1,007,000)
Right-of-use assets	(12,443,000)	(1,973,000)
Intangible assets	(19,761,000)	(10,190,000)
Balance of purchase price related to the acquisition of the dealership rights	577,000	557,000
Lease liabilities	12,719,000	2,032,000
Non-capital losses carry-forward	15,674,000	5,641,000
Research and development expenditures carry-forward	874,000	4,682,000
Deferred financing cost	(182,000)	—
Financing fees and other	3,014,000	258,000
	—	—